Segment Information - Revenue from Operating Segments (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	$ 5,384	$ 5,076
Finance and interest income	297	296
Net revenues	5,681	5,372
Agricultural Equipment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,346	2,124
Construction Equipment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	523	536
Commercial Vehicles [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,091	2,045
Powertrain [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	1,002	882
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	5,384	5,076
Finance and interest income	36	31
Net revenues	5,420	5,107
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	5,384	5,076
Industrial Activities [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	(578)	(511)
Financial Services [Member]
Segment Reporting Information [Line Items]
Finance and interest income	396	388
Net revenues	396	388
Financial Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Finance and interest income	396	388
Financial Services [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Finance and interest income	$ (99)	$ (92)